Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015		Sep. 30, 2014
Revenues
Commissions	$ 25,051,000	$ 24,272,000	$ 71,722,000	$ 74,434,000	$ 96,222,000		$ 114,301,000
Net dealer inventory gains	2,340,000	2,418,000	7,483,000	8,562,000	10,512,000		16,482,000
Investment banking	10,735,000	6,356,000	22,921,000	15,869,000	21,004,000		19,035,000
Investment advisory	3,361,000	3,797,000	10,337,000	11,149,000	14,967,000		14,161,000
Interest and dividends	702,000	946,000	2,415,000	2,624,000	3,604,000		3,541,000
Transaction fees and clearing services	1,591,000	1,735,000	5,512,000	6,302,000	7,993,000		8,676,000
Tax preparation and accounting	2,386,000	2,724,000	7,222,000	7,231,000	8,248,000		7,811,000
Other	176,000	87,000	385,000	280,000	496,000		285,000
Total Revenues	46,342,000	42,335,000	127,997,000	126,451,000	163,046,000		184,292,000
Operating Expenses
Commissions, compensation and fees	39,667,000	35,831,000	110,260,000	107,228,000	139,452,000		152,145,000
Clearing fees	509,000	681,000	1,798,000	2,209,000	2,904,000		3,701,000
Communications	786,000	927,000	2,427,000	2,891,000	4,774,000		4,772,000
Occupancy	982,000	999,000	2,886,000	2,977,000	4,051,000		4,056,000
License and registration	417,000	335,000	1,155,000	1,025,000	1,725,000		1,620,000
Professional fees	2,327,000	1,720,000	4,897,000	3,727,000	4,301,000		4,099,000
Interest	13,000	6,000	16,000	12,000	13,000		33,000
Depreciation and amortization	302,000	294,000	898,000	862,000	1,127,000		1,136,000
Other administrative expenses	1,624,000	1,185,000	3,973,000	4,111,000	4,221,000		4,908,000
Total Operating Expenses	46,627,000	41,978,000	128,310,000	125,042,000	162,568,000		176,470,000
Income before Income Tax Expense (Benefit)	(285,000)	357,000	(313,000)	1,409,000	478,000	[1]	7,822,000
Income tax (benefit) expense	$ (124,000)	$ 208,000	(69,000)	$ 626,000	193,000		(10,821,000)
NET INCOME			$ (244,000)		$ 285,000		$ 18,643,000
Net (loss) income per share - Basic (in dollars per share)	$ (0.01)	$ 0.01	$ (0.02)	$ 0.06	$ 0.02		$ 1.51
Net (loss) income per share - Diluted (in dollars per share)	$ (0.01)	$ 0.01	$ (0.02)	$ 0.06	$ 0.02		$ 1.50
Weighted average number of shares outstanding - Basic (in shares)	12,440,035	12,446,365	12,442,059	12,446,365	12,464,496		12,322,110
Weighted average number of shares outstanding - Diluted (in shares)	12,440,035	12,491,170	12,442,059	12,495,475	12,502,254		12,408,348

[1]	Consists of executive salaries and other expenses not allocated to reportable segments by management.